Derivative Warrant Liabilities - Additional Information (Details) - $ / shares	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 11, 2020
Derivative Warrant Liabilities Details [Line Items]
Description of exercise price	The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues additional shares of Class A Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A Common Stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A Common Stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates	In addition, if (x) the Company issues additional shares of Class A Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A Common Stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A Common Stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Warrants term	5 years	5 years
Exercise price of warrants or rights (in Dollars per share)	$ 11.50	$ 11.50
Percentage of gross proceeds from issuance of additional shares	60.00%
Class A Common Stock Price Equals or Exceeds $18.00 Per Share
Derivative Warrant Liabilities Details [Line Items]
Exercise price of warrants or rights (in Dollars per share)		$ 0.01
Minimum Written Notice Period For Redemption		30 days
Class A Common Stock Price Equals or Exceeds $10.00 Per Share
Derivative Warrant Liabilities Details [Line Items]
Exercise price of warrants or rights (in Dollars per share)		$ 0.10
Minimum Written Notice Period For Redemption		30 days
Class A Common Stock
Derivative Warrant Liabilities Details [Line Items]
Issuance Price Per Share		$ 10.00	$ 11.50
Number Of Trading Days		20 days
Description Of Warrant Redemption	Redemption of warrants when the price per share of Class A Common Stock equals or exceeds $18.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the closing price of Class A Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”).	Redemption of warrants when the price per share of Class A Common Stock equals or exceeds $18.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the closing price of Class A Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”).
Class A Common Stock | Class A Common Stock Price Below $9.20 Per Share
Derivative Warrant Liabilities Details [Line Items]
Percentage Of Exercise Price Of Warrant	115.00%	115.00%
Class A Common Stock | Class A Common Stock Price Equals or Exceeds $18.00 Per Share
Derivative Warrant Liabilities Details [Line Items]
Issuance Price Per Share	$ 18.00	$ 18.00
Percentage Of Exercise Price Of Warrant	180.00%	180.00%
Number Of Trading Days	20 days	30 days
Number Of Consecutive Trading Days	30 days	20 days
Minimum Written Notice Period For Redemption	30 days
Class A Common Stock | Class A Common Stock Price Equals or Exceeds $10.00 Per Share
Derivative Warrant Liabilities Details [Line Items]
Issuance Price Per Share		$ 18.00
Minimum Written Notice Period For Redemption	30 days
Maximum | Class A Common Stock
Derivative Warrant Liabilities Details [Line Items]
Issuance Price Per Share	$ 9.20	$ 9.20
Minimum
Derivative Warrant Liabilities Details [Line Items]
Percentage of gross proceeds from issuance of additional shares		60.00%
Common Stock Warrant [Member]
Derivative Warrant Liabilities Details [Line Items]
Warrants outstanding	5,500,000	5,500,000
Description Of Warrant Exercisable	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A Common Stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act).	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A Common Stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act).
Private Placement
Derivative Warrant Liabilities Details [Line Items]
Warrants outstanding	5,166,667	5,166,667
Exercise price of warrants or rights (in Dollars per share)	$ 1.50	$ 1.50
Issuance Price Per Share			$ 10.00
Private Placement | Class A Common Stock
Derivative Warrant Liabilities Details [Line Items]
Description Of Warrant Redemption	Redemption of warrants when the price per share of Class A Common Stock equals or exceeds $10.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described with respect to the Private Placement Warrants): • in whole and not in part; • at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value of the Shares of Class A Common Stock; and • if, and only if, the closing price of the Shares of Class A Common Stock equals or exceeds $10.00 per public share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; • if the Reference Value is less than $18.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), then the Private Placement Warrants must also concurrently be called for redemption on the same terms (except as described herein with respect to a holders’ ability to cashless exercise its warrants) as the outstanding Public Warrants.	Redemption of warrants when the price per share of Class A Common Stock equals or exceeds $10.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described with respect to the Private Placement Warrants): • in whole and not in part; • at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value of the Shares of Class A Common Stock; and • if, and only if, the closing price of the Shares of Class A Common Stock equals or exceeds $10.00 per public share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and • if the Reference Value is less than $18.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), then the Private Placement Warrants must also concurrently be called for redemption on the same terms (except as described herein with respect to a holders’ ability to cashless exercise its warrants) as the outstanding Public Warrants.